Document and Entity Information	May 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2022
Entity Registrant Name	ICHOR HOLDINGS, LTD.
Entity Central Index Key	0001652535
Entity Emerging Growth Company	false
Entity File Number	001-37961
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	3185 Laurelview Ct.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	897-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.0001
Trading Symbol	ICHR
Security Exchange Name	NASDAQ